Risk Management And Financial Instruments - Variable Interest Entities (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Derivative [Line Items]
Outstanding principal	$ 141
Interest Rate Swap [Member] | Minimum [Member]
Derivative [Line Items]
Pay rates	0.74%
Interest Rate Swap [Member] | Maximum [Member]
Derivative [Line Items]
Pay rates	3.34%
Derivative Instrument Maturity Date [Member] | Interest Rate Swap [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Minimum [Member]
Derivative [Line Items]
Pay rates	177.00%
Length of contracts	2013-12
Derivative Instrument Maturity Date [Member] | Interest Rate Swap [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Maximum [Member]
Derivative [Line Items]
Pay rates	201.00%
Length of contracts	2018-12